Share-based payments - Additional Information (Detail)		12 Months Ended
	Jun. 20, 2018 OptionPlans	Dec. 31, 2018 USD ($) shares Tranches	Dec. 31, 2017 USD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		$ 6,989,000	$ 11,218,000
Employee stock option plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share option plans | OptionPlans	2
Expected term		5 years
Number of tranches | Tranches		3
Number of share options available to grant under the plan | shares		3,928,361	3,575,074
Number of share purchase options vested and exercisable | shares		3,576,150	3,716,685	3,576,150	3,716,685
Weighted average exercise price of share purchase options vested and exercisable				$ 28.13	$ 36.70
Expense from share-based payment transactions		$ 3,392,000	$ 6,736,000
Weighted average fair value per stock option				$ 2.32	$ 7.65
Vesting percentage on first anniversary		33.00%
Vesting percentage on second anniversary		33.00%
Vesting percentage on third anniversary		33.00%
Restricted share unit plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum number of shares reserved for issue under options | shares		5,000,000		5,000,000
Number of share purchased held in trust share-based payment arrangement | shares		508,127	1,706,096
Restricted Shares Without Performance Criteria [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share purchase options vested and exercisable | shares		29,371	119,356	29,371	119,356
Expense from share-based payment transactions		$ 1,425,000	$ 2,716,000
Vesting percentage on first anniversary		33.00%
Vesting percentage on second anniversary		33.00%
Vesting percentage on third anniversary		33.00%
Number of share options granted in share-based payment arrangement | shares		214,859	187,366
Weighted average fair value per stock option				$ 5.88
Compensation expense		$ 1,425,000	$ 2,716,000
Number of shares outstanding | shares		333,119	341,198	333,119	341,198	248,013
Restricted Shares With Performance Criteria [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected term		3 years
Expense from share-based payment transactions		$ 175,000	$ 0
Number of share options granted in share-based payment arrangement | shares		167,976	0
Compensation expense		$ 175,000	$ 0
Number of shares outstanding | shares		152,927	0	152,927	0
Restricted Shares With Performance Criteria [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		0.00%
Restricted Shares With Performance Criteria [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		200.00%
Deferred share units plans [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		$ (277,000)	$ (1,023,000)
Trading days		15 days
Number of shares outstanding | shares		234,125	119,367	234,125	119,367
Liabilities from share-based payment transactions		$ 686,000	$ 866,000
Compensation expense (income)		(277,000)	(1,023,000)
Performance share unit [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions		$ 2,274,000	$ 2,789,000
Maximum number of shares reserved for issue under options | shares		3,130,000		3,130,000
Number of share options granted in share-based payment arrangement | shares		261,522	113,938
Compensation expense		$ 2,274,000	$ 2,789,000
Number of shares outstanding | shares		484,899	381,293	484,899	381,293	286,188
Performance share unit [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		0.00%
Performance share unit [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance target award (range)		200.00%